SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 21, 2010

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $70,970

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      274  3274.00 SH       SOLE                  3274.00
ABBOTT LABORATORIES            COM              002824100     1151 21850.00 SH       SOLE                 21850.00
ALCOA INC.                     COM              013817101      178 12500.00 SH       SOLE                 12500.00
ALLOY INC.                     COM              019855303      281 34292.00 SH       SOLE                 34292.00
ALTRIA GROUP, INC.             COM              02209s103      202  9825.00 SH       SOLE                  9825.00
AMDOCS LTD                     COM              G02602103     1171 38900.00 SH       SOLE                 38900.00
AMGEN, INC.                    COM              031162100      473  7900.00 SH       SOLE                  7900.00
AT&T INC                       COM              00206R102     8310 321581.00SH       SOLE                321581.00
BANK OF AMERICA CORP           COM              060505104      289 16178.00 SH       SOLE                 16178.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1648 20278.00 SH       SOLE                 20278.00
BP PLC-SPONS ADR               COM              055622104      628 11000.00 SH       SOLE                 11000.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108      757 28350.00 SH       SOLE                 28350.00
CAREGUIDE INC.                 COM              14171a200        5 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     8009 210220.09SH       SOLE                210220.09
CHEVRONTEXACO CORP             COM              166764100      377  4978.00 SH       SOLE                  4978.00
CISCO SYSTEMS                  COM              17275R102      510 19590.00 SH       SOLE                 19590.00
COCA COLA COMPANY              COM              191216100      437  7954.00 SH       SOLE                  7954.00
CONOCOPHILLIPS                 COM              20825c104     2099 41019.00 SH       SOLE                 41019.00
CVS CAREMARK CORP.             COM              126650100      839 22958.00 SH       SOLE                 22958.00
DELIA*S INC                    COM              246911101       65 37607.00 SH       SOLE                 37607.00
EMC CORP MASS                  COM              268648102     1163 64475.00 SH       SOLE                 64475.00
EXXON MOBIL CORP               COM              30231g102     2952 44074.00 SH       SOLE                 44074.00
FIRST BANCORP INC.             COM              31866p102      523 32800.00 SH       SOLE                 32800.00
GENERAL ELECTRIC               COM              369604103     3893 213879.00SH       SOLE                213879.00
GENERAL MILLS INC              COM              370334104      577  8150.00 SH       SOLE                  8150.00
GENZYME CORP GENERAL DIVISION  COM              372917104      271  5233.00 SH       SOLE                  5233.00
GOLDMAN SACHS                  COM              38141g104      246  1441.00 SH       SOLE                  1441.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      164 12000.00 SH       SOLE                 12000.00
H.J. HEINZ & CO                COM              423074103      227  4975.00 SH       SOLE                  4975.00
IMMUNOMEDICS INC.              COM              452907108       66 20000.00 SH       SOLE                 20000.00
INDEPENDENT BANK CORP MA       COM              453836108     1326 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      934 41902.00 SH       SOLE                 41902.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1483 11567.00 SH       SOLE                 11567.00
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      292  3505.00 SH       SOLE                  3505.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      336  6263.00 SH       SOLE                  6263.00
JOHNSON & JOHNSON              COM              478160104     5719 87718.00 SH       SOLE                 87718.00
KINDER MORGAN ENERGY PARTNERS  COM              494550106      504  7700.00 SH       SOLE                  7700.00
LAKELAND BANCORP INC           COM              511637100      310 35000.00 SH       SOLE                 35000.00
MCGRAW-HILL COS                COM              580645109      214  6000.00 SH       SOLE                  6000.00
MERCK & COMPANY                COM              58933Y105     2033 54441.00 SH       SOLE                 54441.00
MICROSOFT                      COM              594918104     2398 81871.00 SH       SOLE                 81871.00
PEPSICO                        COM              713448108     2275 34381.00 SH       SOLE                 34381.00
PFIZER                         COM              717081103     4264 248633.00SH       SOLE                248633.00
PHARMATHENE INC                COM              71714g102       94 65000.00 SH       SOLE                 65000.00
PHILIP MORRIS INTERNATIONAL    COM              718172109      648 12425.00 SH       SOLE                 12425.00
PNC BANK                       COM              693475105      358  6000.00 SH       SOLE                  6000.00
PROCTER & GAMBLE               COM              742718109     2038 32209.00 SH       SOLE                 32209.00
RADNET INC                     COM              750491102      159 50000.00 SH       SOLE                 50000.00
SCHLUMBERGER LTD               COM              806857108      245  3864.00 SH       SOLE                  3864.00
SOUTHERN CO COM                COM              842587107      285  8608.00 SH       SOLE                  8608.00
SPDR S&P 500 ETF TRUST         COM              78462f103      460  3928.00 SH       SOLE                  3928.00
US BANCORP                     COM              902973304      366 14137.00 SH       SOLE                 14137.00
VALLEY NATIONAL BANCORP        COM              919794107      323 21000.00 SH       SOLE                 21000.00
VERIZON COMMUNICATIONS         COM              92343v104     5756 185573.00SH       SOLE                185573.00
VANGUARD INDEX EXTENDED MARKET                  922908207      365 10248.3940SH      SOLE               10248.3940